Investments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Investments
22 Investments
Investments for general account comprise financial assets, excluding derivatives, as well as investments in real estate.

	Note	2019	2018
Available-for-sale (AFS)		89,404	84,675
Loans		44,591	42,653
Financial assets at fair value through profit or loss (FVTPL)		9,080	8,597
Total financial assets, excluding derivatives	22.1	143,075	135,925
Investments in real estate	22.2	2,901	2,700
Total investments for general account		145,976	138,625
22.1 Financial assets, excluding derivatives

	AFS	FVTPL	Loans	Total	Fair value
2019
Shares	409	1,813	-	2,221	2,221
Debt securities	82,918	3,934	-	86,853	86,853
Money market and other short-term investments	5,169	158	-	5,327	5,327
Mortgage loans	-	-	37,750	37,750	42,567
Private loans	-	-	4,487	4,487	5,159
Deposits with financial institutions	-	-	141	141	141
Policy loans	-	-	2,024	2,024	2,024
Other	908	3,175	188	4,272	4,272
At December 31, 2019	89,404	9,080	44,591	143,075	148,563

2018
Shares	478	1,682	-	2,161	2,161
Debt securities	77,340	3,913	-	81,253	81,253
Money market and other short-term investments	5,955	352	-	6,307	6,307
Mortgage loans	-	-	36,240	36,240	39,758
Private loans	-	-	4,103	4,103	4,494
Deposits with financial institutions	-	-	141	141	141
Policy loans	-	-	1,973	1,973	1,973
Other	902	2,649	196	3,747	3,747
At December 31, 2018	84,675	8,597	42,653	135,925	139,834
Of the debt securities, money market and other short-term investments, mortgage loans and private loans EUR 14,654 million is current (2018: EUR 13,287 million).
Refer to note 44 Fair value for further detail on fair value measurement.
Loan allowance
Movement on the loan allowance account during the year were as follows:

	2019	2018
At January 1	(138)	(165)
Addition charged to income statement	(76)	(35)
Reversal to income statement	5	3
Amounts written off	44	40
Net exchange differences	-	(1)

Other	-	20
At December 31	(165)	(138)

22.2 Investments in real estate

	2019	2018
At January 1	2,700	2,147
Additions	179	472
Subsequent expenditure capitalized	16	3
Disposals	(331)	(209)
Fair value gains / (losses)	317	261
Net exchange differences	9	27
Other	11	(1)
At December 31	2,901	2,700
100% of the value of Aegon’s properties, both for general account and for account of policyholders, were appraised (2018: 99%), of which 99% was performed by independent external appraisers (2018: 98%).
Of the investments in real estate EUR 653 million (2018: EUR 530 million) is held by Aegon Americas and EUR 2,229 million (2018: EUR 2,150 million) is held by Aegon the Netherlands.
Aegon Americas has invested in a commercial property portfolio, consisting of office, retail and industrial buildings. These non-cancellable leases have remaining lease terms up to 20 years. Most leases include a clause to enable upward revision of the rental charge on an annual basis according to either a fixed schedule or prevailing market conditions.
Aegon the Netherlands has invested in long-term residential property leases that can be terminated subject to a short-term notice. Under Dutch law, the maximum annual rent increase on residential property rented in the affordable housing segment is specified by the Dutch national government and equals the annual inflation rate plus a small margin.
Refer to note 45 Commitments and contingencies for a description of non-cancellable lease rights.
Rental income of EUR 83 million (2018: EUR 82 million; 2017: EUR 71 million) is reported as part of investment income in the income statement. Direct operating expenses (including repairs and maintenance) arising from investment property that generated rental income during the period amounted to EUR 59 million (2018: EUR 63 million; 2017: EUR 71 million). In 2019, EUR 2 million of direct operating expenses is related to investment properties that did not generate rental income during the period (2018: EUR 2 million; 2017: EUR 1 million).
There are no restrictions on the realizability of investment property or the remittance of income and proceeds of disposal.
Refer to note 45 Commitments and contingencies for a summary of contractual obligations to purchase investment property.